Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Cash flows from operating activities:
Net income	$ 9,362	¥ 63,516	¥ 356,568	¥ 385,527
Less: net income from discontinued operation	46,934	318,451	378,374	385,527
Net loss for continuing operations	(37,572)	(254,935)	(21,806)
Adjustments to reconcile net loss to net cash used in operating activities of continuing operations:
Fair value changes of short-term investments	60	410	(3,310)
Provision of allowance for expected credit losses	285	1,937	1,342
Inventory obsolescence impairment	316	2,143	148
Depreciation of property and equipment	1,320	8,953	1,030
Amortization of intangible assets	1,748	11,861	3,017
Impairment loss on goodwill	18,284	124,059
Share of (income)/loss from equity method investments, net of income tax	520	3,529	(1,165)
Amortization of unrecognized financing income	(1,303)	(8,838)
Dividends received from an equity method investee	1,069	7,252
Realized gains from short-term investments	(1,125)	(7,633)	(1,404)
Share-based compensation	5,448	36,963	2,513
Deferred income tax expense/(benefit)	(1,682)	(11,415)	246
Changes in operating assets and liabilities:
Accounts receivable	1,729	11,729	(6,404)
Amounts due from related parties	(1,107)	(7,508)	(975)
Prepayments and other current assets	3,393	23,030	(39,738)
Operating lease right-of-use assets	(3,380)	(22,934)	5,250
Accounts payables	5,805	39,388	5,141
Accrued expenses and other current liabilities	(13,484)	(91,485)	(178,087)
Amounts due to related parties	2,213	15,016	2,621
Income tax payable	(591)	(4,010)	(18,658)
Contract liabilities	803	5,446	94
Operating lease liabilities, current portion	1,334	9,050	(7,757)
Operating lease liabilities, non-current portion	1,714	11,631	1,948
Inventories, net	(17,783)	(120,658)	(2,856)
Other non-current assets	(901)	(6,113)	(52)
Net cash used in operating activities from continuing operations	(32,887)	(223,132)	(258,862)
Net cash provided by operating activities from discontinued operation	12,337	83,706	442,748	282,720
Net cash provided by/(used in) operating activities	(20,550)	(139,426)	183,886	282,720
Cash flows from investing activities:
Purchase of short-term investments	(416,943)	(2,829,000)	(441,133)
Proceeds from short-term investments	411,140	2,789,628	374,872
Purchase of property and equipment	(3,402)	(23,084)	(1,914)
Purchase of intangible assets	(1,097)	(7,445)
Investment income from short-term investments	1,125	7,633	1,404
Cash paid for business combination, net of cash and cash equivalents acquired			(20,000)
Proceeds from sale of equity method investments	643	4,363
Disposal of Divested Business	11,054	75,000
Disposal of property and equipment	203	1,375
Loan provided to related parties	(2,548)	(17,290)	(113)
Net cash (used in)/provided by investing activities from continuing operations	175	1,180	(86,884)
Net cash (used in)/provided by investing activities from discontinued operation	(9,459)	(64,183)	80,465	(132,784)
Net cash (used in)/provided by investing activities	(9,284)	(63,003)	(6,419)	(132,784)
Cash flows from financing activities:
Proceeds from noncontrolling interests			513
Acquisition of noncontrolling interest of subsidiaries	(19,166)	(130,044)	(7,867)
Repurchase of ADSs	(11,345)	(76,976)	(16,090)
Proceeds from exercise of share options	828	5,619	158
Repayment of short-term borrowings	(1,636)	(11,100)	(3,400)
Other cash received relating to financing activities			1,112
Net cash used in financing activities from continuing operations	(31,319)	(212,501)	(25,574)
Net cash used in financing activities from discontinued operation			(80,053)	(130,192)
Net cash used in financing activities	(31,319)	(212,501)	(105,627)	(130,192)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(617)	(4,190)	(707)	(3,934)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(61,770)	(419,120)	71,133	15,810
Cash and cash equivalents and restricted cash at the beginning of the year	125,455	851,224	780,091	764,281
Including:
Cash and cash equivalents at the beginning of the year	122,350	830,159	779,931	764,281
Restricted cash at the beginning of the year	3,105	21,065	160
Cash, cash equivalents and restricted cash at the end of the year	63,685	432,104	851,224	780,091
Including:
Cash and cash equivalents at the end of the year	63,531	431,061	830,159	779,931
Restricted cash at the end of the year	154	1,043	21,065	160
Less: Cash and cash equivalents and restricted cash at the end of the year from discontinued operation			357,524	780,091
Cash, cash equivalents and restricted cash at the end of the year	63,685	432,104	493,700
Including:
Cash and cash equivalents at the end of the year	63,531	431,061	472,943
Restricted cash at the end of the year	154	1,043	20,757
Supplemental disclosure of cash flow information
Cash paid for income tax	(7,134)	(48,406)	(25,913)
Cash paid for interest	$ (13)	¥ (90)	¥ (47)